Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001767042
Document Type	8-K/A
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	Kodiak Gas Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41732
Entity Tax Identification Number	83-3013440
Entity Address, Address Line One	9950 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(936)
Local Phone Number	539-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	KGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Kodiak Gas Services, Inc., a Delaware corporation (the “Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission on April 2, 2026 (the “Original Report”). As previously disclosed in the Original Report, on April 1, 2026, the Company completed the acquisition of all of the issued and outstanding membership interests of Distributed Power Solutions, LLC, a Texas limited liability company (“DPS”), pursuant to that certain Membership Interest Purchase Agreement, dated as of February 5, 2026, by and among the Company, Kodiak Gas Services, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company, DPS, Mustang PRS, LLC, a Texas limited liability company, and Louisiana Machinery Company, L.L.C., a Louisiana limited liability company (the “Acquisition”). The Company is filing this Amendment solely to supplement Item 9.01 of the Original Report to file (i) the audited financial statements of DPS for the year ended December 31, 2025, (ii) the unaudited condensed financial statements of DPS as of and for the three months ended March 31, 2026 and (iii) the unaudited pro forma combined financial information of the Company as of and for three months ended March 31, 2026 and for the year ended December 31, 2025, which gives effect to the Acquisition as if it had been consummated on January 1, 2025. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original Report.